SCHEDULE OF LONG-TERM INVESTMENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Entities or organizations without observable price changes	$ 1,803,812	$ 1,719,770	$ 1,557,366
Investment in a public entity with readily determinable fair value – related party	3,104,332	2,478,531
Less: accumulated impairment	(1,204,445)	(1,148,329)	(707,932)
Long-term investments, net		3,049,972	849,434
Long-term investments, net		3,049,972	$ 849,434
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term investments, net	18,691,785	17,820,910
Investment in a public entity with readily determinable fair value	2,436,435	2,478,531
Long-term investments, net	18,691,785	17,820,910
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term investments, net	3,703,699	3,049,972
Investment in a public entity with readily determinable fair value	667,897
Long-term investments, net	$ 3,703,699	$ 3,049,972